Financial liabilities on funding arrangements - Narrative (Details)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)
Schedule Of Financial Liabilities [Line Items]
Financial liabilities on funding arrangements	$ 0	$ 0	$ 4,380,000	$ 7,449,000
Minimum | Discount rate
Schedule Of Financial Liabilities [Line Items]
Financial liability, measurement input	0.16
Maximum | Discount rate
Schedule Of Financial Liabilities [Line Items]
Financial liability, measurement input	0.18